Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	4,853,332	2,992,841
Common stock, shares outstanding	4,853,332	2,992,841
Common stock, subject to possible redemption	22,646,668	24,507,159
Common stock, per share (in Dollars per share)	$ 10.00	$ 10.00
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,875,000	6,875,000
Common stock, shares outstanding	6,875,000	6,875,000
A Place For Rover INC
Redeemable convertible preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized	87,611,000	87,611,000	87,611,000
Redeemable convertible preferred stock, issued	87,497,000	87,497,000	87,489,000
Redeemable convertible preferred stock, outstanding	87,497,000	87,497,000	87,489,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 294,802	$ 294,802	$ 294,740
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	144,250,000	144,250,000	144,250,000
Common stock, shares issued	30,437,000	29,288,000	28,533,000
Common stock, shares outstanding	30,437,000	29,288,000	28,533,000